Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail) - Related parties	12 Months Ended
Dec. 31, 2024
Millet Technology Co., Ltd. ("Millet Technology")
Relationship between related parties with their groups
Relationship with the Group	(note)
Shenzhen Xiaomi Technology Co., Ltd. ("Shenzhen Xiaomi")
Relationship between related parties with their groups
Relationship with the Group	(note)
Beijing Itui Technology Co., Ltd. ("Beijing Itui")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Itui Online
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Shenzhen Tengtao Technology Co., Ltd. ("Shenzhen Tengtao")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Shenzhen Changsheng Chang Technology Co., Ltd. ("Shenzhen Changsheng")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Chizz (HK) Limited ("Chizz")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company
Beijing Xiaobu Technology Co., Ltd. ("Beijing Xiaobu")
Relationship between related parties with their groups
Relationship with the Group	Company owned by the principal shareholder of the Company